Interest and finance costs, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest And Debt Expense [Abstract]
Interest expense on bank debt	$ 3,029	$ 2,652	$ 551
Interest expense and other fees on related party debt	1,195	0	0
Amortization and write-off of deferred financing costs	197	197	681
Commitment fees and other	133	217	372
Interest and finance costs	$ 4,554	$ 3,066	$ 1,604